Property, Plant and Equipment - Summary of Net Book Value of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 425	$ 419
Additions	47	44
Ending balance	447	425
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	837	807
Acquisition of businesses (note 11)	26
Additions	47	44
Fully depreciated assets written off	(178)	(19)
Disposals	(29)	(4)
Exchange and other adjustments	(7)	9
Ending balance	696	837
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(412)	(388)
Provided	(40)	(35)
System Fund expense	(8)	(6)
Fully depreciated assets written off	178	19
Disposals	25	3
Exchange and other adjustments	8	(5)
Ending balance	(249)	(412)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	302	300
Ending balance	301	302
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	388	378
Additions	8	9
Fully depreciated assets written off	(11)
Exchange and other adjustments	(3)	1
Ending balance	382	388
Land and buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(86)	(78)
Provided	(6)	(7)
Fully depreciated assets written off	11
Exchange and other adjustments		(1)
Ending balance	(81)	(86)
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	123	119
Ending balance	146	123
Fixtures, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	449	429
Acquisition of businesses (note 11)	26
Additions	39	35
Fully depreciated assets written off	(167)	(19)
Disposals	(29)	(4)
Exchange and other adjustments	(4)	8
Ending balance	314	449
Fixtures, fittings and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(326)	(310)
Provided	(34)	(28)
System Fund expense	(8)	(6)
Fully depreciated assets written off	167	19
Disposals	25	3
Exchange and other adjustments	8	(4)
Ending balance	$ (168)	$ (326)